Related Party Transactions - Schedule of Amount Charged by Related Parties (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Accounting fees	$ 537	$ 15,256
Secretary fees	163	2,712
Payroll charges	3,715	4,506
Management fees		1,558
Trainer fees - See Kok Chong	3,605	52,228
Director fees - See Kok Chong	15,573	34,530
Office rental	43,241	53,999
Professional fees	7,521	15,741
License fees
Listing expenses
Total	$ 74,355	$ 180,530
Restatement [Member]
Accounting fees			$ 14,723
Secretary fees			1,344
Payroll charges			2,147
Management fees			51,924
Trainer fees - See Kok Chong			37,109
Director fees - See Kok Chong			28,954
Office rental
Professional fees			46,850
License fees			2,200
Listing expenses			(30,000)
Total			$ 155,251